Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued external research, development and manufacturing costs	$ 2,520	$ 2,615
Accrued employee compensation and benefits	3,943	1,009
Accrued professional fees	294	968
Total	$ 6,757	$ 4,592